Fair values of financial assets and liabilities - Schedule of Movement in Level 3 Financial Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities [Line Items]
At 1 January	£ 563,440
At 31 December	581,496	£ 563,440
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities [Line Items]
At 1 January	22	23
(Gains) losses recognised in the income statement within other income	(2)	3
Redemptions	(3)	(4)
At 31 December	17	22
(Gains) losses recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	£ (2)	£ 3